Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 19, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Subscriptions		$ 7,363,758	$ 15,943,648	$ 27,650,352
Redemptions		$ 40,393,550	$ 33,810,970	$ 34,815,738
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscriptions	$ 1,582,812
Redemptions	$ 3,228,997